Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 925,000	$ 1,654,000
Short-term investments, net		499,000
Stock subscription receivable		94,000
Prepaid expenses and other current assets	74,000	18,000
Income tax receivable	733,000	108,000
Total current assets	1,732,000	2,373,000
Other assets, net	76,000	105,000
Total assets	1,808,000	2,478,000
Current liabilities:
Accounts payable	585,000	297,000
Accrued liabilities	505,000	132,000
Demand notes payable	250,000
Accrued interest	35,000	38,000
Total current liabilities	1,375,000	467,000
Long-term liabilities:
Convertible notes payable	2,775,000	3,000,000
Long-term debt	287,000	300,000
Accrued interest	39,000	27,000
Total long-term liabilities	3,114,000	3,327,000
Shareholders’ deficit:
Preferred stock, $0.001 par value; 10,000,000 and 5,000,000 authorized as of December 31, 2015 and 2014, respectively; no shares issued or outstanding as of December 31, 2015 and 2014
Common stock, $0.001 par value; 100,000,000 and 20,000,000 authorized; 29,892,806 and 5,688,927 shares issued and outstanding, as of December 31, 2015 and 2014, respectively	30,000	6,000
Additional paid-in capital	10,943,000	7,264,000
Accumulated deficit	(13,667,000)	(8,569,000)
Accumulated other comprehensive gain (loss), net	13,000	(17,000)
Total shareholders’ deficit	(2,681,000)	(1,316,000)
Total liabilities and shareholders’ deficit	$ 1,808,000	$ 2,478,000